Related parties - Transactions And Balances With Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Interest income	$ 4,696,241,574	$ 6,933,449,775	$ 4,267,782,358
Interest expense	1,767,275,340	3,389,943,816	1,970,167,737
Fee and commission income	548,839,620	553,863,559	537,969,789
Fee and commission expense	266,256,295	251,270,573	220,994,595
Other operating expenses	491,172,138	571,855,776	418,543,458
Key management personnel
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Interest income	146,214	181,523	128,139
Interest expense	18,021	55,723	854
Fee and commission income	6,806	9,592	7,826
Fee and commission expense	1,608	1,829	3,533
Other operating expenses	2,416	3,144	$ 4,679
Deposits
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	129,262	193,025
Credit Cards | Loans
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	56,034	81,672
Overdrafts | Loans
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	1	0
Mortgage loans | Loans
Disclosure Of Transactions And Balances With Key Management Personnel [Line Items]
Balances with key management personnel	$ 1,078	$ 3,114